S000005025 [Member] Expense Example - Ariel Appreciation Fund	Sep. 30, 2025 USD ($)
Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 117
Expense Example, with Redemption, 3 Years	365
Expense Example, with Redemption, 5 Years	633
Expense Example, with Redemption, 10 Years	1,398
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	466
Expense Example, with Redemption, 10 Years	$ 1,037